Accounts Receivable, Net (Tables)	6 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable consists of the following:

	As of
	March 31, 2026	September 30, 2025
	(Unaudited)
Accounts receivable	$14,974,852	$13,026,331
Less: allowance for credit loss	(18,797)	(18,214)
Accounts receivable, net	$14,956,055	$13,008,117

Schedule of Allowance for Credit Loss

Allowance for credit loss movement is as follows:

	As of
	March 31, 2026	September 30, 2025
	(Unaudited)
Beginning balance	$18,214	$135,082
Reversal of allowance for credit loss	-	(113,454)
Foreign currency translation adjustments	583	(3,414)
Ending balance	$18,797	$18,214